SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE - 3.9%
1,407	General Electric Company	$ 399,264
1,364	RTX Corporation(a)	263,116
		662,380
	AUTOMOTIVE - 1.8%
805	Tesla, Inc.(b)	299,259

	BANKING - 4.9%
2,064	JPMorgan Chase & Company(a)	607,147
2,712	Wells Fargo & Company(a)	215,902
		823,049
	BEVERAGES - 0.9%
2,076	Coca-Cola Company (The)	157,880

	BIOTECH & PHARMA - 9.3%
1,501	AbbVie, Inc.	326,452
200	Amgen, Inc.	70,370
666	Eli Lilly & Company	612,567
1,963	Johnson & Johnson(a)	479,836
656	Merck & Company, Inc.	78,910
		1,568,135
	CHEMICALS - 1.4%
548	Corteva, Inc. (a)	45,873
365	Linde PLC(a)	180,953
100	Solstice Advanced Materials, Inc.(a)	7,616
		234,442
	CONSTRUCTION MATERIALS - 0.2%
332	CRH PLC(a)	34,900

	DIVERSIFIED INDUSTRIALS - 0.7%
530	Honeywell International, Inc.	119,796

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	E-COMMERCE DISCRETIONARY - 3.7%
2,963	Amazon.com, Inc. (a),(b)	$ 617,104

	ELECTRIC UTILITIES - 2.5%
828	American Electric Power Company, Inc.(a)	108,534
422	Constellation Energy Corporation	117,844
1,468	Duke Energy Corporation	192,220
		418,598
	ENTERTAINMENT CONTENT - 0.1%
100	Electronic Arts, Inc.	20,387

	INSURANCE - 3.4%
1,196	Berkshire Hathaway, Inc., Class B(b)	573,123

	INTERNET MEDIA & SERVICES - 11.1%
2,681	Alphabet, Inc., Class A	770,949
1,095	Meta Platforms, Inc., Class A	626,483
2,569	Netflix, Inc.(b)	247,009
2,969	Uber Technologies, Inc.(a)(b)	213,560
		1,858,001
	LEISURE FACILITIES & SERVICES - 1.0%
540	McDonald's Corporation	167,827

	MACHINERY - 2.6%
333	Caterpillar, Inc.(a)	235,917
355	Deere & Company	199,972
		435,889
	METALS & MINING - 0.5%
300	Freeport-McMoRan, Inc.	17,634
657	Newmont Corporation	71,120
		88,754
	OIL & GAS PRODUCERS - 4.0%
869	Chevron Corporation(a)	179,796
2,607	Exxon Mobil Corporation(a)	442,304

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	OIL & GAS PRODUCERS - 4.0% (Continued)
744	Williams Companies, Inc. (The)(a)	$ 54,148
		676,248
	REAL ESTATE INVESTMENT TRUSTS - 1.9%
391	Digital Realty Trust, Inc. (a)	70,462
109	Equinix, Inc.(a)	106,846
711	Welltower, Inc.(a)	140,572
		317,880
	REAL ESTATE SERVICES - 0.1%
100	CBRE Group, Inc., Class A(b)	13,546

	RETAIL - CONSUMER STAPLES - 3.0%
185	Costco Wholesale Corporation(a)	184,340
2,523	Walmart, Inc.	313,558
		497,898
	RETAIL - DISCRETIONARY - 3.4%
809	Home Depot, Inc. (The)	266,071
563	Lowe's Companies, Inc.(a)	133,026
1,055	TJX Companies, Inc. (The)(a)	168,484
		567,581
	SEMICONDUCTORS - 16.7%
1,813	Advanced Micro Devices, Inc. (a),(b)	368,819
2,630	Broadcom, Inc.	814,011
1,556	Micron Technology, Inc.	525,679
6,192	NVIDIA Corporation	1,079,884
		2,788,393
	SOFTWARE - 6.4%
1,954	Microsoft Corporation	723,312
2,469	Palantir Technologies, Inc., Class A(a),(b)	361,165
		1,084,477
	TECHNOLOGY HARDWARE - 9.1%
4,398	Apple, Inc.(a)	1,116,168
5,406	Cisco Systems, Inc.(a)	419,452
		1,535,620
	TECHNOLOGY SERVICES - 4.2%
654	Mastercard, Inc., Class A(a)	326,778

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares					Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TECHNOLOGY SERVICES - 4.2% (Continued)
1,277	Visa, Inc., Class A				$ 385,960
					712,738
	TELECOMMUNICATIONS - 0.3%
325	AT&T, Inc.(a)				9,422
158	T-Mobile US, Inc.				33,184
					42,606
	TOBACCO & CANNABIS - 1.4%
1,086	Altria Group, Inc.				71,665
990	Philip Morris International, Inc.				163,687
					235,352

	TOTAL COMMON STOCKS (Cost $15,674,889)				16,551,863

	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
391,728	First American Government Obligations Fund, Class X, 3.58% (Cost $391,728)(c)				391,728

	TOTAL INVESTMENTS - 100.8% (Cost $16,066,617)				$ 16,943,591
	CALL OPTIONS WRITTEN - (1.0)% (Premiums received - $236,486)				(165,149)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				39,111
	NET ASSETS - 100.0%				$ 16,817,553

Contracts(d)
	WRITTEN EQUITY OPTIONS - (1.0)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.0)%
18	Advanced Micro Devices, Inc.	05/15/2026	$ 230.00	$ 366,174	$ 12,353
29	Amazon.com, Inc.	05/15/2026	220.00	603,983	20,787
8	American Electric Power Company, Inc.	05/15/2026	140.00	104,864	1,125
43	Apple, Inc.	05/15/2026	270.00	1,091,297	17,668
3	AT&T, Inc.	06/18/2026	31.00	8,697	171
3	Caterpillar, Inc.	05/15/2026	750.00	212,538	8,234
8	Chevron Corporation	05/15/2026	220.00	165,520	3,368
54	Cisco Systems, Inc.	05/15/2026	85.00	418,986	5,707
5	Corteva, Inc.	06/18/2026	85.00	41,855	1,850
1	Costco Wholesale Corporation	06/18/2026	1,060.00	99,643	2,297
3	CRH plc	05/15/2026	115.00	31,536	636
3	Digital Realty Trust, Inc.	05/15/2026	190.00	54,063	1,525

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts(d) (continued)
	WRITTEN EQUITY OPTIONS - (1.0)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.0)% (Continued)
1	Equinix, Inc.	05/15/2026	$ 1,020.00	$ 98,024	$ 2,836
26	Exxon Mobil Corporation	04/17/2026	170.00	441,116	12,935
19	Johnson & Johnson	04/17/2026	240.00	464,436	16,689
20	JPMorgan Chase & Company	06/18/2026	310.00	588,320	18,808
3	Linde PLC	05/15/2026	520.00	148,728	2,700
5	Lowe's Companies, Inc.	04/17/2026	250.00	118,140	1,125
6	Mastercard, Inc.	05/15/2026	540.00	299,796	3,777
24	Palantir Technologies, Inc.	05/15/2026	165.00	351,072	12,856
13	RTX Corporation	05/15/2026	220.00	250,770	2,028
1	Solstice Advanced Materials, Inc.	04/17/2026	80.00	7,616	60
10	TJX Companies, Inc. (The)	06/18/2026	170.00	159,700	3,530
29	Uber Technologies, Inc.	05/15/2026	77.50	208,597	6,645
27	Wells Fargo & Company	04/17/2026	85.00	214,947	2,478
7	Welltower, Inc.	06/18/2026	220.00	138,397	1,890
7	Williams Companies, Inc. (The)	06/18/2026	80.00	50,946	1,071
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $236,486)				165,149

PLC	- Public Limited Company

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2026, the total value of securities held as collateral is $6,739,761.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.